RENTALS AND LEASES (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
RENTALS AND LEASES
Operating leases, rental expense	$ 183	$ 130	$ 121
Future minimum payments under operating leases with noncancelable terms in excess of one year were:
2013	108
2014	84
2015	70
2016	59
2017	49
Thereafter	155
Total	525
Maximum term, operating leases for vehicles with month-to-month renewal	1 year
Estimated payments under operating leases for vehicles in 2013	$ 46